Financial Risk Management - Trading Assets and Investment Securities Based on External Rating System (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 258,074,479	¥ 247,637,992
Available-for-sale financial assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	13,333,221	14,282,706
Available-for-sale financial assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		14,282,706
Available-for-sale financial assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		4,865,723
Available-for-sale financial assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		8,538,879
Available-for-sale financial assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		276,042
Available-for-sale financial assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		532,626
Available-for-sale financial assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		69,436
Trading assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,480,903	2,841,148
Trading assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,418,288	2,841,148
Trading assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	242,984	190,650
Trading assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,907,495	2,399,644
Trading assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	182,306	192,943
Trading assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	80,851	56,458
Trading assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	4,652	1,453
Financial assets at fair value through profit or loss [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,620,686	1,528,921
Financial assets at fair value through profit or loss [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,461,740	1,528,921
Financial assets at fair value through profit or loss [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	12,537
Financial assets at fair value through profit or loss [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,254,294	1,518,748
Financial assets at fair value through profit or loss [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	29,233
Financial assets at fair value through profit or loss [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	165,108
Financial assets at fair value through profit or loss [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	568	10,173
Debt instruments at amortized cost [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	318,914
Debt instruments at amortized cost [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	280,246
Debt instruments at amortized cost [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	203
Debt instruments at amortized cost [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	38,387
Debt instruments at amortized cost [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	78
Debt instruments at fair value through other comprehensive income [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	13,343,167
Debt instruments at fair value through other comprehensive income [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	6,520,641
Debt instruments at fair value through other comprehensive income [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	5,930,057
Debt instruments at fair value through other comprehensive income [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	235,065
Debt instruments at fair value through other comprehensive income [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	642,091
Debt instruments at fair value through other comprehensive income [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	15,313
Debt investment securities at amortized cost [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 318,914	372,459
Debt investment securities at amortized cost [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		372,459
Debt investment securities at amortized cost [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		¥ 372,459